Cover	Jul. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2023
Entity File Number	0-25023
Entity Registrant Name	FIRST CAPITAL, INC.
Entity Central Index Key	0001070296
Entity Tax Identification Number	35-2056949
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	220 Federal Drive N.W.
Entity Address, City or Town	Corydon
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47112
City Area Code	812
Local Phone Number	738-2198
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	FCAP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false